TRADE AND OTHER PAYABLES (Details 2) $ in Thousands	Dec. 31, 2025 CAD ($)
TRADE AND OTHER PAYABLES
Less than one year	$ 228
One to three years	286
Three to five years	123
Total undiscounted lease liabilities	$ 637